Note 28 - Supplemental Disclosures of Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes paid (refunds received)	€ 596	€ 159	€ 141
Interest paid	41	43	39
Interest received	4	7	12
Capital lease obligations incurred	€ 285	€ 105	€ 236